Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers	0.40%	1.20%
Total loans and acceptances	$ 769,829	$ 663,016
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	158,715	112,919
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	39,418	36,126
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	29,194	23,363
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	$ 51,445	$ 46,403